FIDELITY (LOGO)         FMR Corp. 82 Devonshire
INVESTMENTS(registered  Street Boston MA  02109-3614
trademark)              617 563 7000

                    March 3, 1999

Securities and Exchange Commission
Judiciary Plaza
450 Fifth Street, N.W.
Washington, D.C.  20549
Attention:  File Room



Re:         Fidelity School Street Trust
            (the trust):

            Fidelity International Bond
            Fund  Fidelity New Markets
            Income Fund Fidelity
            Strategic Income Fund
            Spartan Intermediate
            Municipal Income Fund (the
            funds)

            File Nos. (2-57167) and
            (811-2676)

_____________________________________________________________________

Ladies and Gentlemen:

 Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectuses and Statements of Additional Information with respect to the above referenced funds does not differ from those filed in the most recent post-effective amendment, which was filed electronically.

        Very truly yours,







        /s/Eric D. Roiter
           Eric D. Roiter  Secretary